Operating Segment Information (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Hong Kong [Member]
Segment Reporting Information [Line Items]
Non-current assets	$ 68,905	$ 69,739
Singapore [Member]
Segment Reporting Information [Line Items]
Non-current assets	184,215	15,942
America [Member]
Segment Reporting Information [Line Items]
Non-current assets	38,183
Europe [Member]
Segment Reporting Information [Line Items]
Non-current assets	$ 119,527	$ 118,618